Net finance costs (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Information About Finance Income and Costs
All figures in £ millions	Notes	2017	2016	2015
Interest payable		(99)	(74)	(61)
Net foreign exchange losses		—	(21)	(36)
Finance costs associated with transactions		(6)	—	—
Derivatives not in a hedge relationship		(5)	(2)	(3)

Finance costs		(110)	(97)	(100)

Interest receivable		20	15	15
Net finance income in respect of retirement benefits	25	3	11	4
Net foreign exchange gains		44	1	43
Derivatives not in a hedge relationship		12	10	9
Derivatives in a hedge relationship		1	—	—

Finance income		80	37	71

Net finance costs		(30)	(60)	(29)